                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    9/30/09
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                      11/10/09
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $325,854
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                        Form 13F Information Table - Birinyi Associates  9/30/09


            Column 1                   Column 2    Column 3  Column 4         Column 5           Column 6        Column 8
------------------------------------ ------------ --------- --------- ------------------------- ---------- --------------------
                                                                                                             Voting authority
            Name of                      Title                Value   Shrs or                   Investment --------------------
             Issuer                    of class     CUSIP   (x $1000) prn amt  SH/PRN  Put/Call discretion   Sole   Shared None
------------------------------------ ------------ --------- --------- ------- -------- -------- ---------- -------- ------ ----
Altria Group Inc                     COMMON STOCK 02209S103    $568    31,900                      SOLE      31,900
Amazon.com Inc                       COMMON STOCK 023135106    $700     7,500                      SOLE      7,500
American Express Co                  COMMON STOCK 025816109    $924    27,250                      SOLE      27,250
Amgen Inc                            COMMON STOCK 031162100    $291     4,827                      SOLE      4,827
Apple Inc                            COMMON STOCK 037833100   $8,133   43,880                      SOLE      43,880
AutoZone Inc                         COMMON STOCK 053332102    $366     2,500                      SOLE      2,500
B&G Foods Inc                            UNIT     05508R205    $462    28,395                      SOLE      28,395
B&G Foods Inc                        COMMON STOCK 05508R106    $462    28,395                      SOLE      28,395
BlackRock Inc                        COMMON STOCK 09247X101    $499     2,300                      SOLE      2,300
Caterpillar Inc                      COMMON STOCK 149123101    $757    14,750                      SOLE      14,750
Chevron Corp                         COMMON STOCK 166764100   $1,439   20,429                      SOLE      20,429
CME Group Inc                        COMMON STOCK 12572Q105   $2,126    6,898                      SOLE      6,898
Consolidated Edison Inc              COMMON STOCK 209115104    $692    16,900                      SOLE      16,900
Costco Wholesale Corp                COMMON STOCK 22160K105    $366     6,500                      SOLE      6,500
Deere & Co                           COMMON STOCK 244199105    $579    13,500                      SOLE      13,500
DIAMONDS Trust Series I                   ETF     252787106   $2,427   25,000                      SOLE      25,000
EI du Pont de Nemours & Co           COMMON STOCK 263534109    $720    22,400                      SOLE      22,400
Energy Select Sector SPDR Fund            ETF     81369Y506    $364     6,750                      SOLE      6,750
Enerplus Resources Fund                  UNIT     29274D604   $2,596  113,400                      SOLE     113,400
Exxon Mobil Corp                     COMMON STOCK 30231G102   $5,775   84,172                      SOLE      84,172
Financial Select Sector SPDR Fund         ETF     81369Y605    $149    10,000                      SOLE      10,000
Fluor Corp                           COMMON STOCK 343412102    $331     6,500                      SOLE      6,500
General Electric Co                  COMMON STOCK 369604103   $4,557  277,550                      SOLE     277,550
Goldman Sachs Group Inc/The          COMMON STOCK 38141G104   $8,753   47,478                      SOLE      47,478
Google Inc                           COMMON STOCK 38259P508   $12,938  26,092                      SOLE      26,092
Hess Corp                            COMMON STOCK 42809H107   $1,967   36,800                      SOLE      36,800
Intel Corp                           COMMON STOCK 458140100    $264    13,500                      SOLE      13,500
International Business Machines Corp COMMON STOCK 459200101   $3,146   26,298                      SOLE      26,298
Johnson & Johnson                    COMMON STOCK 478160104    $280     4,600                      SOLE      4,600
JPMorgan Chase & Co                  COMMON STOCK 46625H100   $1,205   27,500                      SOLE      27,500
Kraft Foods Inc                      COMMON STOCK 50075N104    $485    18,466                      SOLE      18,466
Mastercard Inc                       COMMON STOCK 57636Q104   $1,476    7,300                      SOLE      7,300
McDonald's Corp                      COMMON STOCK 580135101   $4,626   81,057                      SOLE      81,057
Microsoft Corp                       COMMON STOCK 594918104    $633    24,600                      SOLE      24,600
Monsanto Co                          COMMON STOCK 61166W101   $1,945   25,125                      SOLE      25,125
Neomedia Technologies Inc            COMMON STOCK 640505103     $0     10,000                      SOLE      10,000
NVR Inc                              COMMON STOCK 62944T105    $701     1,100                      SOLE      1,100
Oil Services Holders Trust                ETF     678002106   $4,160   35,485                      SOLE      35,485
Oracle Corp                          COMMON STOCK 68389X105    $521    25,000                      SOLE      25,000
Philip Morris International Inc      COMMON STOCK 718172109   $4,772   97,900                      SOLE      97,900
Procter & Gamble Co/The              COMMON STOCK 742718109   $1,135   19,600                      SOLE      19,600
Rydex S&P Equal Weight ETF                ETF     78355W106    $821    22,000                      SOLE      22,000
Schlumberger Ltd                     COMMON STOCK 806857108   $1,356   22,750                      SOLE      22,750
SPDR Trust Series 1                       ETF     78462F103   $47,278 447,746                      SOLE     447,746
United States Steel Corp             COMMON STOCK 912909108   $5,490  123,724                      SOLE     123,724
United Technologies Corp             COMMON STOCK 913017109    $792    13,000                      SOLE      13,000
Verizon Communications Inc           COMMON STOCK 92343V104   $3,949  130,450                      SOLE     130,450
Wal-Mart Stores Inc                  COMMON STOCK 931142103   $4,614   94,000                      SOLE      94,000
Wells Fargo & Co                     COMMON STOCK 949746101   $1,904   67,550                      SOLE      67,550